INCOME TAXES (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating loss carryforwards
Valuation allowance on net deferred tax assets	$ 768	$ 813	$ 861	$ 681
Releases of valuation allowances in various jurisdictions	27	20	4
Establishments of valuation allowances in various jurisdictions	5		159
Non-US
Operating loss carryforwards
Net operating loss carryforwards	2,743
Operating loss carryforwards, subject to expiration	1,172
Portion of operating loss carryforwards that are subject to expiration, subject to valuation allowance	1,064
Non-US | Expire unused in 2011
Operating loss carryforwards
Operating loss carryforwards, subject to expiration	68
Luxembourg
Operating loss carryforwards
Net operating loss carryforwards	977
Operating loss carryforwards, valuation allowance	268
Valuation allowance on net deferred tax assets	281
Releases of valuation allowances in various jurisdictions	8
Australia and Luxembourg
Operating loss carryforwards
Releases of valuation allowances in various jurisdictions		20
U.K.
Operating loss carryforwards
Establishments of valuation allowances in various jurisdictions			149
Switzerland
Operating loss carryforwards
Releases of valuation allowances in various jurisdictions	68
France, Spain, Singapore, Australia and Luxembourg
Operating loss carryforwards
Releases of valuation allowances in various jurisdictions	27
China and Thailand
Operating loss carryforwards
Releases of valuation allowances in various jurisdictions	5
France
Operating loss carryforwards
Releases of valuation allowances in various jurisdictions	10
Spain
Operating loss carryforwards
Releases of valuation allowances in various jurisdictions	2
Singapore
Operating loss carryforwards
Releases of valuation allowances in various jurisdictions	2
Australia
Operating loss carryforwards
Releases of valuation allowances in various jurisdictions	5
China
Operating loss carryforwards
Releases of valuation allowances in various jurisdictions	4
Thailand
Operating loss carryforwards
Releases of valuation allowances in various jurisdictions	$ 1